Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Amortized Cost And Fair Values Of Investment Securities, With Gross Unrealized Gains And Losses

(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012

Securities available for sale:
U.S. Government-sponsored enterprise obligations	$281,746	$4,364	$(386)	$285,724
Obligations of state and political subdivisions	120,680	6,573	(178)	127,075
Mortgage backed securities	1,303,030	29,108	(1,482)	1,330,656
Other securities	1,460	89	—	1,549

Total securities available for sale	$1,706,916	$40,134	$(2,046)	$1,745,004

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$69,949	$1,244	$—	$71,193
Obligations of state and political subdivisions	88,909	4,730	(113)	93,526
Mortgage backed securities	46,204	728	(153)	46,779

Total securities held to maturity	$205,062	$6,702	$(266)	$211,498

December 31, 2011

Securities available for sale:
U.S. Government-sponsored enterprise obligations	$336,859	$5,633	$(4)	$342,488
Obligations of state and political subdivisions	137,503	6,500	(198)	143,805
Mortgage backed securities	1,289,775	28,317	(718)	1,317,374
Other securities	1,460	78	—	1,538

Total securities available for sale	$1,765,597	$40,528	$(920)	$1,805,205

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$85,172	$1,921	$—	$87,093
Obligations of state and political subdivisions	81,053	3,682	(57)	84,678
Mortgage backed securities	26,539	800	—	27,339

Total securities held to maturity	$192,764	$6,403	$(57)	$199,110

Schedule Of Exposure To Investment Security Issuers Exceed Ten Percentage Of Shareholders' Equity

(Dollars in thousands)	Amortized Cost	Market Value

Federal National Mortgage Association (Fannie Mae)	$911,752	$930,452
Government National Mortgage Association (Ginnie Mae)	205,389	209,692
Federal Home Loan Mortgage Corporation (Freddie Mac)	503,417	511,348

Total	$1,620,558	$1,651,492

Schedule Of Securities With Gross Unrealized Losses Aggregated By Investment Category

	Less Than Twelve Months		Over Twelve Months		Total
(Dollars in thousands)	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(386)	$59,741	$—	$—	$(386)	$59,741
Obligations of state and political subdivisions	—	—	(178)	1,094	(178)	1,094
Mortgage backed securities	(1,473)	180,027	(9)	3,919	(1,482)	183,946

Total securities available for sale	$(1,859)	$239,768	$(187)	$5,013	$(2,046)	$244,781

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$—	$—	$—	$—	$—	$—
Obligations of state and political subdivisions	(113)	8,242	—	—	(113)	8,242
Mortgage backed securities	(153)	16,262	—	—	(153)	16,262

Total securities held to maturity	$(266)	$24,504	$—	$—	$(266)	$24,504

December 31, 2011
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(4)	$9,996	$—	$—	$(4)	$9,996
Obligations of state and political subdivisions	(11)	1,104	(187)	1,085	(198)	2,189
Mortgage backed securities	(545)	147,803	(173)	21,679	(718)	169,482

Total securities available for sale	$(560)	$158,903	$(360)	$22,764	$(920)	$181,667

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$—	$—	$—	$—	$—	$—
Obligations of state and political subdivisions	(26)	2,354	(31)	1,297	(57)	3,651
Mortgage backed securities	—	—	—	—	—	—

Total securities held to maturity	$(26)	$2,354	$(31)	$1,297	$(57)	$3,651

Schedule Of Other-Than-Temporarily Impaired Investment Security Portion Of Unrealized Loss Recognized In Other Comprehensive Income

(Dollars in thousands)	December 31,
	2012	2011	2010

Balance, beginning of period	$(1,273)	$(764)	$(247)
Credit losses on securities not previously considered other-than-temporarily impaired	—	—	(517)
Credit losses on securities for which OTTI was previously recognized	—	(509)	—
Reduction for securities sold/settle during the period	—	—	—

Balance, end of period	$(1,273)	$(1,273)	$(764)

Schedule Of Amortized Cost And Estimated Fair Value By Maturity Of Investment Securities

	Securities			Securities
	Available for Sale			Held to Maturity
(Dollars in thousands)	Weighted Average Yield	Amortized Cost	Estimated Fair Value	Weighted Average Yield	Amortized Cost	Estimated Fair Value
Within one year or less	1.52%	$18,409	$18,541	1.61%	$20,797	$20,916
One through five years	1.85	138,725	141,448	2.04	56,358	57,708
After five through ten years	2.14	518,218	532,684	2.50	26,215	27,500
Over ten years	1.78	1,031,564	1,052,331	2.98	101,692	105,374

Totals	1.89%	$1,706,916	$1,745,004	2.52%	$205,062	$211,498

Schedule Of Realized Gains And Losses From Sale Of Securities Classified As Available For Sale

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010

Realized gains	$3,754	$3,429	$5,172
Realized losses	(15)	(7)	—

Net realized gains	$3,739	$3,422	$5,172

Schedule Of Securities In Other Assets On Company's Consolidated Balance Sheets

(Dollars in thousands)	2012	2011

Federal Home Loan Bank (FHLB) stock	$16,860	$32,145
Federal Reserve Bank (FRB) stock	28,155	26,809
First National Bankers Bankshares, Inc. (FNBB) stock	899	899
Other investments	302	302

Total equity securities	$46,216	$60,155